Note 1 - The Company and Basis of Presentation (Details Textual) - USD ($)			1 Months Ended	12 Months Ended
	Nov. 24, 2015	May. 14, 2015	Sep. 23, 2014	Dec. 31, 2015	Dec. 31, 2014	Feb. 28, 2015	Nov. 30, 2014
Convertible Debt [Member] | Accrued Interest [Member]
Extinguishment of Debt, Amount			$ 522,000
Convertible Debt [Member]
Extinguishment of Debt, Amount			$ 4,875,000
Viveve [Member]
Conversion of Stock, Shares Issued			467,911
Percentage of Total Common Stock Attributable to Viveve Capital Stock Converted			62.00%
Payment to Each NonAccredited Investors for Converted Shares Upon Merger			$ 16,000
GBS [Member]
Stock Issued During Period, Shares, Other			117,950
Private Placement [Member]
Stock Issued During Period, Shares, New Issues	1,071,679	4,054,062
Warrant Term				5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				117,535
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 4.24
Share Price	$ 5.60	$ 2.96
Proceeds from Issuance Of Private Placement Gross	$ 6,000,000	$ 12,000,000
Proceeds from Issuance of Private Placement Net	5,393,000	11,040,000
Extinguishment of Debt, Amount					$ 5,397,000
Extinguishment of Warrant Liabilities			$ 572,000		572,000
Proceeds from Issuance of Private Placement			6,000,000		4,204,000
Debt Conversion, Original Debt, Amount			$ 1,500,000		1,546,000
Stock Issued During Period, Shares, New Issues			1,413,197
Stock Issued During Period, Shares, Conversion of Convertible Securities			12,671
Warrant Term			5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			117,535	383,321		75,697	47,751
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 4.24			$ 4	$ 4.24
Proceeds from Issuance Of Private Placement Gross	6,000,000	12,000,000
Proceeds from Issuance of Private Placement Net	$ 5,393,000	$ 11,040,000
Retained Earnings (Accumulated Deficit)				$ (48,511,000)	$ (36,085,000)